------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stephanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              HIGH YIELD PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The High Yield Portfolio seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories.

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                           ----------------------------------------------
                                                                AVERAGE
                                                   AVERAGE      ANNUAL
                                         ONE     ANNUAL FIVE     SINCE
                              YTD       YEAR        YEARS      INCEPTION
                           ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A.......       4.24%     19.28%      13.23%       13.68%
PORTFOLIO--CLASS B.......       4.12      18.93         N/A        15.25
INDEX--CLASS A...........       3.01      14.35       11.00        11.62
INDEX--CLASS B...........       3.01      14.35         N/A        12.51

1. The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

For the three months ended March 31, 1998, the Portfolio had a total return of 4.24% for the Class A shares and 4.12% for the Class B shares compared to a total return of 3.01% for the CS First Boston High Yield Index (the "Index"). For the one year ended March 31, 1998, the Portfolio had a total return of 19.28% for the Class A shares and 18.93% for the Class B shares, compared to 14.35% for the Index. For the five year period ended March 31, 1998, the average annual total return of Class A was 13.23% compared to 11.00% for the Index. From inception on September 28, 1992 through March 31, 1998, the average annual total return of Class A was 13.68% compared to 11.62% for the Index. From inception on January 2, 1996 through March 31, 1998, the average annual total return of Class B was 15.25% compared to 12.51% for the Index. As of March 31, 1998, the Portfolio had an SEC 30-day yield of 7.90% for the Class A shares and 7.66% for the Class B shares.

U.S. high-yield bonds outperformed high quality bonds in the first quarter of 1998, against the backdrop of fairly stable U.S. Treasury yields and a strong U.S. stock market.

For the first quarter the Portfolio outperformed the Index. This outperformance was primarily due to superior performance in the communications sector and in non-U.S. corporates, led by Korea.

Within our commitment to the communications sector we benefited from additional merger and acquisition activity. Brooks Fiber, a competitive local exchange carrier whose bonds we had owned for some time, was recently acquired by WorldCom. This acquisition resulted in the February announcement of a tender offer for the Brooks Fiber bonds at a favorable price to the investor. Also, late in the quarter, Qwest Communications agreed to acquire LCI International in a stock swap; this transaction was viewed favorably by investors and caused Qwest's bond prices to rise. The combined company should have a very strong competitive position in the U.S. market for long-distance voice and data transmissions. New investments made in the quarter included NEXTLINK, another competitive local exchange carrier, and RSL Communications, a company focused on the European telephone business, which is undergoing significant deregulation following similar developments in the U.S.

The current popularity of REIT structures in the U.S. capital markets has favorably affected the Portfolio. Early in 1998, one of our gaming companies, Station Casinos, was acquired by a REIT; now Vencor, a healthcare company, announced plans to spin-off a REIT which would hold all of their real estate assets. Because of covenants in the indenture of the bonds this transaction resulted in an attractive tender offer for our position. A new position in the healthcare sector was Columbia/HCA Corporation, which was purchased following its downgrade to below-investment grade by Moody's Investor Service. We believe the market price of the bonds declined more than warranted given our assessment of the prospects for stabilization and recovery in the company's credit profile.

In the international sector we maintained the larger weighting in the Portfolio which we built in the fourth quarter as yield spreads widened following the Asian crisis. Additions to our international exposure in the first quarter included U.S. dollar-denominated securities from some of the largest Japanese banks. These banks issued securities to bolster their capital ratios prior to the recent end of the Japanese fiscal year on March 31.

The profitability of these banks has been under pressure and asset quality continues to be a concern. However, despite these problems the largest banks have investment-grade ratings and should maintain the support of the government. To entice investors the yields on their new issues had to exceed the yields available on even the lowest rated U.S. high-yield bonds (350-400 basis points over U.S. Treasuries bonds).

There were no significant changes in sector weightings. We continue to see value in the communication industry as well as selected non-U.S. issuers. We believe the U.S. economic and financial environment continues to be favorable for the credit quality of high-yield issuers. Yield spreads remain historically narrow, and we continue to emphasize above-average credit quality in the portfolio. Additionally, we intend to maintain interest rate sensitivity which is no longer than that of the benchmark.

Robert Angevine
PORTFOLIO MANAGER

Thomas L. Bennett
PORTFOLIO MANAGER

Stephen F. Esser
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
CORPORATE BONDS AND NOTES (77.4%)
 BANKING (0.5%)
$           970    Korea Development Bank, 7.375%,
                    9/17/04                             $     880
                                                        ---------
 BROADCAST-RADIO & TELEVISION (12.8%)
          2,360    CSC Holdings, Inc., 9.875%,
                    5/15/06                                 2,578
          1,670    CSC Holdings, Inc., 7.875%,
                    12/15/07                                1,720
          1,545    Fox/Liberty Networks LLC, (Step
                    Bond), 0.00%, 8/15/07                   1,051
            825    Fox/Liberty Networks LLC, 8.875%,
                    8/15/07                                   856
            990    Lenfest Communications, Inc.,
                    Series 144A, 7.625%, 2/15/08              992
          2,390    Lenfest Communications, Inc.,
                    8.375%, 11/01/05                        2,492
          1,150    Multicanal, 10.50%, 2/01/07              1,228
          1,850    Paramount Communications, Inc.,
                    8.25%, 8/01/22                          1,903
          1,600    RBS Participacoes, Series 144A,
                    11.00%, 4/01/07                         1,618
            475    Rogers Cablesystems Ltd., Series
                    B, 10.00%, 3/15/05                        532
            200    Rogers Cablesystems of America,
                    10.125%, 9/01/12                          220
          2,850    Rogers Cantel, Inc., 8.30%,
                    10/01/07                                2,864
          1,440    Rogers Communications, Inc.,
                    9.125%, 1/15/06                         1,472
          1,015    Sinclair Broadcast Group, Inc.,
                    9.00%, 7/15/07                          1,058
          1,770    TV Azteca, 10.50%, 2/15/07               1,898
                                                        ---------
                                                           22,482
                                                        ---------
 BUILDING MATERIALS & COMPONENTS (2.2%)
          1,255    American Standard, Cos., Inc.,
                    7.375%, 2/01/08                         1,234
          2,505    Outdoor Systems, Inc., 8.875%,
                    6/15/07                                 2,630
                                                        ---------
                                                            3,864
                                                        ---------
 CHEMICALS (1.6%)
          2,620    ISP Holdings, Inc., Series B,
                    9.00%, 10/15/03                         2,754
                                                        ---------
 COMPUTERS (2.5%)
          2,605    Advanced Micro Devices, Inc.,
                    11.00%, 8/01/03                         2,787
            630    Concentric Network Corp., Series
                    144A, 12.75%, 12/15/07                    743

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
$         1,400    WAM!NET, Inc., Series 144A, (Step
                    Bond), 0.00%, 3/01/05               $     844
                                                        ---------
                                                            4,374
                                                        ---------
 DRUGS (0.5%)
            800    Pharmerica, Inc., Series 144A,
                    8.375%, 4/01/08                           804
                                                        ---------
 ELECTRONICS (0.6%)
          1,060    Hyundai Semiconductor, Series
                    144A, 8.625%, 5/15/07                     846
            200    Samsung Electronics Co., Series
                    144A, 7.45%, 10/01/02                     179
                                                        ---------
                                                            1,025
                                                        ---------
 ENERGY (2.7%)
            400    Korea Electric Power, 7.75%,
                    4/01/13                                   340
          1,000    Nuevo Energy Co., 9.50%, 4/15/06         1,065
          1,500    Quezon Power Ltd., 8.86%, 6/15/17        1,313
          1,960    Snyder Oil Corp., 8.75%, 6/15/07         2,014
                                                        ---------
                                                            4,732
                                                        ---------
 ENVIRONMENTAL CONTROLS (1.9%)
          2,900    Norcal Waste Systems, Inc., Series
                    B, (Step Bond), 13.25%, 11/15/05        3,364
                                                        ---------
 FINANCIAL SERVICES (4.9%)
            500    Criimi Mae, Inc., 9.125%, 12/01/02         505
          1,200    Fuji JGB Investments, LLC, Series
                    144A, 9.87%, 12/31/49                   1,188
            805    IBJ Preferred Capital Co., LLC,
                    Series 144A, 8.79%, 12/29/49              775
            800    Indah Kiat Financial Mauritius,
                    Series 144A, 10.00%, 7/01/07              664
          1,115    Navistar Financial Corp., 9.00%,
                    6/01/02                                 1,172
          2,485    PTC International Finance BV,
                    (Step Bond), 0.00%, 7/01/07             1,740
            500    Pindo Deli Financial Mauritius,
                    Series 144A, 10.75%, 10/01/07             410
          2,185    Western Financial Bank, 8.875%,
                    8/01/07                                 2,109
                                                        ---------
                                                            8,563
                                                        ---------
 FOOD SERVICE & LODGING (0.8%)
            550    AmeriServ Food Co., 10.125%,
                    7/15/07                                   591
            875    Smithfield Foods, Inc., Series
                    144A, 7.625%, 2/15/08                     871
                                                        ---------
                                                            1,462
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
 FOREST PRODUCTS & PAPER (1.0%)
$         2,020    APP Fin II Mauritius Ltd., (Step
                    Bond), 12.00%, 2/15/04              $   1,677
                                                        ---------
 GAMING & LODGING (3.0%)
          2,540    Grand Casinos, Inc., 10.125%,
                    12/01/03                                2,769
            496    Louisiana Casino Cruises, Inc.,
                    11.50%, 12/01/98                          496
          1,690    Station Casinos, Inc., 10.125%,
                    3/15/06                                 1,897
                                                        ---------
                                                            5,162
                                                        ---------
 HEALTH CARE SUPPLIES & SERVICES (7.2%)
          6,380    Colombia/HCA Healthcare, 6.91%,
                    6/15/05                                 5,999
          2,745    Integrated Health Services, Series
                    A, 9.50%, 9/15/07                       2,917
          1,720    Magellan Health Services, Series
                    144A, 9.00%, 2/15/08                    1,733
          1,930    Tenet Healthcare Corp., 8.625%,
                    1/15/07                                 2,012
                                                        ---------
                                                           12,661
                                                        ---------
 HOSPITAL MANAGEMENT (1.1%)
            630    Fresenius Medical Capital Trust
                    II, Series 144A, 7.875%, 2/01/08          630
          1,200    Vencor, Inc., 8.625%, 7/15/07            1,352
                                                        ---------
                                                            1,982
                                                        ---------
 MATERIALS (0.6%)
          1,170    Brooks Fiber Properties, Inc.,
                    (Step Bond), 0.00%, 3/01/06             1,017
                                                        ---------
 METALS (1.9%)
          1,655    Grupo Minero Mexico SA, Series A,
                    8.25%, 4/01/08                          1,642
          1,150    NSM Steel, Ltd., Series 144A,
                    12.25%, 2/01/08                         1,104
            745    Pohang Iron & Steel Co. Ltd.,
                    7.125%, 7/15/04                           659
                                                        ---------
                                                            3,405
                                                        ---------
 MULTI-INDUSTRY (4.5%)
          1,455    Hermes Europe Railtel BV, 11.50%,
                    8/15/07                                 1,648
            900    HYLSA S.A. de C.V., Series 144A,
                    9.25%, 9/15/07                            900
          2,155    Murrin Murrin Holdings, PTY,
                    Series 144A, 9.375%, 8/31/07            2,144
          1,615    RG Receivables Ltd., Series 144A,
                    9.60%, 2/10/05                          1,619
          1,500    Revlon Worldwide Corp., Series
                    144A, 8.125%, 2/01/06                   1,519
                                                        ---------
                                                            7,830
                                                        ---------
     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
 PACKAGING & CONTAINER (0.8%)
$         1,245    SD Warren Co., 12.00%, 12/15/04      $   1,391
                                                        ---------
 PAPER (1.5%)
          2,550    Norampac, Inc., Series 144A,
                    9.50%, 2/01/08                          2,658
                                                        ---------
 REAL ESTATE (0.8%)
          1,250    HMC Acquisition Properties, Series
                    B, 9.00%, 12/15/07                      1,327
                                                        ---------
 RETAIL-GENERAL (2.8%)
          1,605    Fleming Cos., Inc., 10.50%,
                    12/01/04                                1,701
            400    Kmart Corp., 8.80%, 7/01/10                413
          3,285    Southland Corp., 5.00%, 12/15/03         2,874
                                                        ---------
                                                            4,988
                                                        ---------
 TECHNOLOGY (0.8%)
          1,465    AST Research, Inc., 7.45%,
                    10/01/02                                1,314
                                                        ---------
 TELECOMMUNICATIONS (18.9%)
          1,840    Comcast Cellular Corp., Series B,
                    9.50%, 5/01/07                          1,950
          2,175    Dial Call Communications, (Step
                    Bond), 0.00%, 4/15/04                   2,175
            650    Esprit Telecom Group plc, 11.50%,
                    12/15/07                                  712
            565    Flag, Ltd., Series 144A, 8.25%,
                    1/30/08                                   581
            600    Globalstar Capital Corp., 11.375%,
                    2/15/04                                   630
          1,380    Globo Communicacoes e
                    Participacoes Ltd., Series 144A,
                    10.50%, 12/20/06                        1,401
          1,655    IXC Communications, Inc., Series
                    B, 12.50%, 10/01/05                     1,969
          2,340    Intermedia Communications, Series
                    B, (Step Bond), 0.00%, 7/15/07          1,761
            605    Iridium LLC/Capital Corp., Series
                    A, 13.00%, 7/15/05                        678
          1,850    NEXTLINK Communications, Inc.,
                    Series 144A, (Step Bond), 0.00%,
                    4/15/08                                 1,170
          5,980    Nextel Communications, Inc., (Step
                    Bond), 0.00%, 9/15/07                   4,007
            950    Nextel Communications, Inc.,
                    Series 144A, (Step Bond), 0.00%,
                    2/15/08                                   608
          1,560    Nextel Communications, Inc., (Step
                    Bond), 0.00%, 8/15/04                   1,502
          2,275    Occidente y Caribe Cellular, (Step
                    Bond), 0.00%, 3/15/04 (Columbia)        2,002
          1,085    Qwest Communications
                    International, Inc., Series 144A,
                    (Step Bond), 0.00%, 2/01/08               765
            555    Qwest Communications
                    International, Inc., Series B,
                    10.875%, 4/01/07                          644

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
  TELECOMMUNICATIONS (CONTINUED)
$         2,460    RCN Corp., Series 144A, (Step
                    Bond), 0.00%, 2/15/08               $   1,538
             80    RSL Communications, plc, 12.25%,
                    11/15/06                                   91
          2,800    RSL Communications, plc, Series
                    144A, 9.125%, 3/01/08                   2,828
            955    Satelites Mexicanos SA, Series
                    144A, 10.125%, 11/01/04                   987
          1,945    TCI Satellite Entertainment, Inc.,
                    Series 144A, (Step Bond), 0.00%,
                    2/15/07                                 1,396
          3,025    Teleport Communications Group,
                    Inc., (Step Bond), 0.00%, 7/01/07       2,602
          1,855    Telesystem International Wireless,
                    Inc., (Step Bond), 0.00%,
                    11/01/07                                1,173
                                                        ---------
                                                           33,170
                                                        ---------
 UTILITIES (1.5%)
          1,335    AES Corp., Series 144A, 8.50%,
                    11/01/07                                1,385
            490    Midland Cogeneration Ventures,
                    Series C-91, 10.33%, 7/23/02              534
            650    Midland Funding II, Series A,
                    11.75%, 7/23/05                           774
                                                        ---------
                                                            2,693
                                                        ---------
TOTAL CORPORATE BONDS AND NOTES (Cost $131,486)           135,579
                                                        ---------
ASSET BACKED SECURITIES (8.7%)
 AEROSPACE & DEFENSE (2.3%)
          1,945    Aircraft Lease Portfolio
                    Securitization Ltd., Series
                    1996-1 P1, Class D, 12.75%,
                    6/15/06                                 1,947
            525    Jet Equipment Trust, Series 95-D,
                    Series 144A, 11.44%, 11/01/14             702
          1,050    Jet Equipment Trust, Series C-1,
                    Series 144A, 11.79%, 6/15/13            1,414
                                                        ---------
                                                            4,063
                                                        ---------
 FINANCIAL SERVICES (6.4%)
          1,700    CA FM Lease Trust, Series 144A,
                    8.50%, 7/15/17                          1,780
          1,246    DR Structured Finance,
                    Series 1993-K1, Class A1, 6.66%,
                    8/15/10                                 1,158
          2,450    DR Structured Finance,
                    Series 1994-K1, Class A1, 7.60%,
                    8/15/07                                 2,412
          1,175    DR Structured Finance,
                    Series 1994-K1, Class A2, 8.375%,
                    8/15/15                                 1,154
            875    FMAC Loan Receivables Trust,
                    Series 1996-B, Class C, Series
                    144A, (Floating Rate), 7.929%,
                    11/01/18                                  783
          2,011    Long Beach Auto,
                    Series 1997-1, Class B, Series
                    144A, 14.22%, 10/25/03                  2,009
     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
$         1,197    Long Beach Auto,
                    Series 1997-2, Class A, Series
                    144A, 6.69%, 9/25/04                $   1,199
            780    SB Treasury Co. LLC, Series 144A,
                    9.40%, 12/29/49                           806
                                                        ---------
                                                           11,301
                                                        ---------
TOTAL ASSET BACKED SECURITIES (Cost $14,397)               15,364
                                                        ---------
FOREIGN GOVERNMENT BONDS (1.3%)
          2,437    Republic of Argentina, Series L,
                    Euro, (Floating Rate), 6.625%,
                    3/31/05
                    (Cost $2,199)                           2,250
                                                        ---------
    SHARES
---------------
UNITS (0.8%)
 TELECOMMUNICATIONS (0.8%)
          1,290    AMSC Acquisition, Co., Series
                    144A, 12.25%, 4/1/08 (Cost
                    $1,305)                                 1,335
                                                        ---------
COMMON STOCK (0.0%)
 FOOD SERVICE & LODGING (0.0%)
          1,300    Motels of America, Inc. (Cost $84)          14
                                                        ---------
PREFERRED STOCKS (4.0%)
 ENTERTAINMENT & LEISURE (2.3%)
          3,576    Time Warner Inc., Series M,
                    10.25%, 7/01/16                         4,005
                                                        ---------
 FINANCIAL SERVICES (0.9%)
         13,500    Sinclair Capital, 11.625%, 3/15/09       1,499
                                                        ---------
 TELECOMMUNICATIONS (0.8%)
          1,192    IXC Communications, Inc., PIK,
                    12.50%, 8/15/09                         1,454
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $6,346)                        6,958
                                                        ---------

    NO. OF
   WARRANTS
---------------
WARRANTS (0.1%)
 GAMING & LODGING (0.0%)
          1,725    Louisiana Casino Cruises, Inc.,
                    expiring 12/01/98                          --
 TELECOMMUNICATIONS (0.1%)
            600    Globalstar Telecommunications
                    Ltd., Series 144A, expiring
                    2/15/04                                    90
            605    Iridium World Communications,
                    Inc., Series 144A, expiring
                    7/15/05                                   145
          3,000    Nextel Communications, Inc.,
                    expiring 4/25/99                           --
          9,100    Occidente y Caribe Cellular,
                    expiring 3/15/04                           --
                                                        ---------
TOTAL WARRANTS (Cost $11)                                     235
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENT (11.6%)
 REPURCHASE AGREEMENT (11.6%)
$        20,311    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $20,314,
                    collateralized by U.S. Treasury
                    Notes, 5.875-6.625% due
                    4/30/02-9/30/02, valued at
                    $20,756 (Cost $20,311)              $  20,311
                                                        ---------
TOTAL INVESTMENTS (103.9%) (Cost $176,139)                182,046
                                                        ---------
OTHER ASSETS AND LIABILITIES (-3.9%)
  Other Assets                                             30,088
  Liabilities                                             (36,916)
                                                        ---------
                                                           (6,828)
                                                        ---------
NET ASSETS (100.0%)                                     $ 175,218
                                                        ---------
                                                        ---------

                                                         AMOUNT
                                                          (000)
                                                        ---------
CLASS A:
NET ASSETS                                               $166,343
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 13,956,714 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $11.92
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $8,875
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 746,322 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $11.89
                                                        ---------
                                                        ---------

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Floating Rate -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 1998.
Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 1998. Maturity date disclosed is the ultimate maturity date.

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